Employee Benefits - Principal Actuarial Assumptions (Detail)	Dec. 31, 2025	Dec. 31, 2024
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	0.92%	2.50%
Expected future increase in salaries	1.50%	1.50%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	7.30%	21.55%
Expected future increase in salaries	29.32%	29.32%